SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

3.      SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these judgements, assumptions and estimates could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affected in future periods.

Judgements

In the process of applying the Group’s accounting policies and preparing the Group’s consolidated financial statements, management has made the following judgements, apart from those involving estimates, which have a significant effect on the amounts recognized in the consolidated financial statements.

(a)	Significant influence over an entity in which the Group holds less than 20% of voting rights

As disclosed in Note 8, the Group owned a 10.04% equity interest in Yunnan Aluminium Co., Ltd.* ("Yunnan Aluminum") (雲南鋁業股份有限公司). The Group considers that it has significant influence over Yunnan Aluminum even though it owns less than 20% of the voting rights, on the grounds that the Group is the second largest shareholders of Yunnan Aluminum and one out of the eleven directors of the board of directors of Yunnan Aluminum exercises director's rights on behalf of the Group.

At December 31, 2019, the Group owned a 6.68% equity interest in Chalco Mineral Resources Co., Ltd.* ("Chalco Resources”) (中鋁礦產資源有限公司). The Group considers that it has significant influence over Chalco Resources even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the five directors of the board of directors of Chalco Resources.

At December 31, 2019, the Group owned 14.71% of the voting right of Chinalco Capital Holdings Co., Ltd.* ("Chinalco Capital“) (中鋁資本控股有限公司). The Group considers that it has significant influence over Chinalco Capital  since it can appoint one out of three directors of the board of directors of Chinalco Capital.

At December 31, 2019, the Group owned a 16% equity interest in Baise New Aluminum Power Co., Ltd. * (“New Aluminum Power ”) (百色新鋁電力有限公司). The Group considers that the Group has significant influence over New Aluminum Power even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the nine directors of the board of directors of New Aluminum Power.

At December 31, 2019, the Group owned a 14.29% equity interest in Inner Mongolia Geliugou Co., Ltd.* ("Inner Mongolia Qiliugou") (內蒙古圪柳溝能源有限公司). The Group considers that it has significant influence over Inner Mongolia Qiliugou even though it owns less than  20% of the voting rights, on the grounds that the Group can appoint one out of the seven directors of the board of directors of Inner Mongolia Qiliugou.

(b)     Consolidation of entities in which the Group holds less than a majority of voting rights

At December 31, 2019, the Group owned a 40.23% equity interest in Ningxia Yinxing Energy Co., Ltd. * ("Yinxing Energy") (寧夏銀星能源股份有限公司). Since the remaining 59.77% of the equity shares in Yinxing Energy are held by a large number of individual shareholders, in opinion of the directors of the Company, the Group has control over Yinxing Energy, and Yinxing Energy continues to be included in the consolidation scope.

At December 31, 2019, the Company owned a 40% equity interest in Guizhou Huaren New Materials Co., Ltd.* ("Guizhou Huaren")(貴州華仁新材料有限公司). In accordance with the acting-in-concert agreement signed between the Company and Hangzhou Jinjiang Group Co., Ltd.* ("Hangzhou Jinjiang")(杭州錦江集團有限公司), Hangzhou Jinjiang would exercise the shareholders’ and board of directors’ votes in concert with the Group. Therefore, the directors of the Company believe that the Company has control over Guizhou Huaren and consolidated Guizhou Huaren’s financial statements from the date the Group obtained control.

At December 31, 2019, the Company owned 43.39% of the shares of Shanxi China Aluminum China Resources Co., Ltd.* ("Shanxi Zhongrun")(山西中鋁華潤有限公司). In accordance with the acting-in-concert agreement signed between the Company and China Resources Coal Industry Group Co., Ltd. ("China Resources Coal Industry"), China Resources Coal Industry would exercise the shareholders’ and board of directors’ votes in concert with the Group. Therefore, the directors of the Company believe that the Company has control over Shanxi Zhongrun and consolidated Shanxi Zhongrun’s financial statements from the date the Group obtained control.

(c)      Determination of control over structured entities

As disclosed in Note 9, in 2017, the Company initiated the establishment of Beijing Chalco Bocom Size Industry Investment Fund Management Partnership (Limited Partnership) * (“Size Industry Investment Fund”) (北京中鋁交銀四則產業投資基金管理合夥企業(有限合夥)). Pursuant to the Investment Agreements, the directors of the Company are of the opinion that as a limited partner, the Company neither had control over or joint control over nor significant influence over Size Industry Investment Fund. Therefore, the Company’s investment in Size Industry Investment Fund was accounted for as equity investment designated at fair value through other comprehensive income.

*    The English name represents the best effort made by management of the Group in translating its Chinese name as it does not have any official English names.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group’s assumptions and estimates are based on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(a)	Property, plant and equipment and intangible assets – recoverable amount (excluding goodwill)

In accordance with the Group’s accounting policy, each asset or cash-generating unit is evaluated in every reporting period to determine whether there are any indications of impairment. If any such indication exists, an estimate of the net recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of an asset or cash-generating unit of assets is measured at the higher of fair value less costs of disposal and value in use.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

Value in use is generally determined as the present value of the estimated future cash flows of those expected to arise from the continued use of the asset in its present form and its eventual disposal. Present values are determined using a risk-adjusted pre-tax discount rate appropriate to the risks inherent in the asset. Future cash flow estimates are based on significant estimates and judgments involved in the projections of the future prices of aluminum and alumina, expected production and sales volumes, production costs, operating expenses, and discount rates applied to these forecasted future cash flows. These estimates and judgments may be affected by unexpected changes in the future market or economic conditions; hence, there is a possibility that changes in circumstances will alter these projections, which may impact on the recoverable amounts of the assets. In such circumstances, some or all of the carrying value of the assets may be impaired and the impairment would be charged against profit or loss.

(b)	Property, plant and equipment and intangible assets (excluding goodwill) – estimated useful lives and residual values

The Group’s management determines the estimated useful lives and residual values (if applicable) and consequently the related depreciation/amortization charges for its property, plant and equipment and intangible assets (excluding goodwill). These estimates are based on the historical experience of the actual useful lives of property, plant and equipment of similar nature and functions, or based on value-in-use calculations or market valuations according to the estimated periods that the Group intends to derive future economic benefits from the use of intangible assets. Management will increase the depreciation/ amortization charge where useful lives are less than previously estimated, and it will write off or write down technically obsolete or non-strategic assets that have been abandoned or sold.

Actual economic lives may differ from estimated useful lives and actual residual values may differ from estimated residual values. Periodic review could result in change in depreciable lives and residual values and therefore change in depreciation/amortization expense in future periods.

(c)	Goodwill - recoverable amount

In accordance with the Group's accounting policy, goodwill is allocated to the Group's cash generating units ("CGU") as it represents the lowest level within the Group at which the goodwill is monitored for internal management purposes and is tested for impairment annually or more frequently if events or changes in circumstance indicated that the carrying amount may be impaired, by comparing the recoverable amount of the CGU and the carrying amount of the CGU. The recoverable amount is the higher of value in use and the fair value less costs of disposal. The recoverable amount of the underlying CGUs involved estimates and judgments, including future prices of aluminum and alumina, expected production and sales volumes, production costs, operating expenses, terminal growth rates used to estimate future cash flows and discount rates applied to these forecasted future cash flows of the underlying CGUs. These estimates and judgments may be affected by unexpected changes in future market or economic conditions.

(d)	Provision for expected credit losses on trade receivables

The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns (i.e., by product type, customer type, and coverage by letters of credit and other forms of credit insurance).

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecast economic conditions (i.e., gross domestic products) are expected to deteriorate over the next year which can lead to an increased number of defaults in the manufacturing sector, the historical default rates are adjusted. At each reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation among historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of the customer’s actual default in the future. The information about the ECLs on the Group’s trade receivables is disclosed in Note 13 to the financial statements.

(e)	Estimated impairment of inventories

In accordance with the Group’s accounting policy, the Group’s management tests whether inventories suffered any impairment based on estimates of the net realizable amount of the inventories. For different types of inventories, it requires the estimation on selling prices, costs of conversion, selling expenses and the related tax expense to calculate the net realizable amount of inventories. For inventories held for executed sales contracts, management estimates the net realizable amount based on the contracted price. For raw materials and work-in-progress, management has established a model in estimating the net realizable amount at which the inventories can be realized in the normal course of business after considering the Group’s manufacturing cycles, production capacity and forecasts, estimated future conversion costs and selling prices. Management also takes into account the price or cost fluctuations and other related matters occurring after the end of the reporting period which reflect conditions that existed at the end of the reporting period.

It is reasonably possible that if there is a significant change in circumstances, including the Group’s business and the external environment, outcomes within the next financial year would be significantly affected.

(f)	Coal reserve estimates and units-of-production amortization for coal mining rights

External qualified valuation professionals evaluate “economically recoverable reserves“ based on the reserves estimated by external qualified exploration engineers in accordance with the PRC standards. The estimates of coal reserves are inherently imprecise and represent only the approximate amounts of the coal reserves because of the subjective judgements involved in developing such information. Economically recoverable reserve estimates are evaluated on a regular basis and have taken into account recent production and technical information about each mine.

(g)	Income tax

The Group estimates its income tax provision and deferred taxation in accordance with the prevailing tax rules and regulations, taking into account any special approvals obtained from the relevant tax authorities and any preferential tax treatment to which it is entitled in each location or jurisdiction in which the Group operates. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for anticipated tax audit issues based on the estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, the differences will impact on the income tax and deferred tax provisions in the period in which the determination is made.

Deferred tax assets are recognized for unused tax losses and deductible temporary differences, such as the provision for impairment of receivables, inventories and property, plant and equipment and accruals of expenses not yet deductible for tax purposes, to the extent that it is probable that taxable profits will be available against which the losses deductible temporary difference can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon forecast of future taxable profits which was complex and judgmental and was based on significant assumptions, including future tax rates, the possible utilization of loss carry forwards and future taxable profits that are affected by unexpected changes in the tax law framework and future market or economic conditions.

An entity shall recognize a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, except to the extent that both of the following conditions are satisfied:

•	the parent, investor or joint venturer is able to control the timing of the reversal of the temporary difference; and
•	it is probable that the temporary difference will not reverse in the foreseeable future.

The Group considers that it has recorded adequate current tax provision and deferred taxes based on the prevailing tax rules and regulations and its current best estimates and assumptions. In the event that future tax rules and regulations or related circumstances change, adjustments to current and deferred taxation may be necessary which would impact on the Group’s results or financial position.

(h)	Investments in joint ventures and associates – recoverable amount

In accordance with the Group’s accounting policy, each investment in a joint venture and an associate is evaluated in every reporting period to determine whether there are any indicators of impairment. If any such indicators exist, an estimate of the recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of the investment in a joint venture and an associate is measured at the higher of fair value less costs of disposal and value in use.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

Value in use is also generally determined as the present value of the estimated future cash flows of those expected to arise from the continued use of the asset in its present form and its eventual disposal. Present values are determined using a risk-adjusted pre-tax discount rate appropriate to the risks inherent in the asset. Future cash flow estimates are based on expected production and sales volumes, commodity prices (considering current and historical prices, price trends and related factors) and operating costs. This policy requires management to make these estimates and assumptions which are subject to risk and uncertainty; hence there is a possibility that changes in circumstances will alter these projections, which may impact on the recoverable amounts of the investments. In such circumstances, some or all of the carrying value of the investments may be impaired and the impairment would be charged against profit or loss.

(i)	Leases – Estimating the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in a lease, and therefore, it uses an incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group “would have to pay”, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when it needs to be adjusted to reflect the terms and conditions of the lease. The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).